Stahl Cowen
Attorneys



LAUANE C. ADDIS
Direct: 312.377.7853
Fax: 312.423.8150
laddis at stahlcowen.com


March 3, 2009

Mr. Martin James
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Comment Letter dated February 25, 2009; Biosynergy, Inc.; Form 10-KSB for the Fiscal Year Ended April 30, 2008, Filed July 29, 2008; File No.
000-12459

Dear Mr. James:

      We have been retained to represent Biosynergy, Inc. (the "Company") with respect to its annual report on Form 10-KSB for the Fiscal Year Ended April 30, 2008, filed July 29, 2008 (the "Original Filing"). We are in receipt of your Comment Letter dated February 25, 2009 (the "Comment Letter"), and provide the following responses and explanations:

Item 8A. Controls and Procedures

1.	In Section 1 of the Comment Letter, you indicate that the disclosure contained in Item 8A of the Original Filing is "unclear and may be confusing to an investor" and noted several examples identifying potential confusing disclosures. In response to your comments in Section 1 of the Comment Letter, we have amended Item 8A of the Original Filing by filing an amended Annual Report on Form 10-KSB/A. Upon review of the wording of Item 8A in the Original Filing, we concluded such language may be confusing to an investor considering the disclosures required by Sections 307 and 308 of Regulation S-B. Item 8A of the Original Filing attempted to combine the disclosures of Sections 307 and 308 of Regulation S-B, which may lead to a misinterpretation of the disclosure. We have therefore made changes to the disclosure contained in
Item 8A to make clear that management has complied with both Section 307 and
Section 308 of Regulation S-B. Please note that management complied with the requirements of Sections 307 and 308 of Regulation S-B as of the date of the Original Filing, and therefore the disclosure statements set forth in the Form 10-KSB/A are accurate. You should further note, as indicated in the Form 10-KSB/A, management has indeed performed its assessment of internal controls over financial reporting as of April 30, 2008 as required by
Item 404(a) of Sarbanes-Oxley.

2.	In Section 2 of the Comment Letter, you requested that the Company
"consider whether management's failure to perform or complete its report on internal control over financial reporting impacts its conclusion regarding the effectiveness of [the Company's] disclosure controls and procedures as of the end of the fiscal year covered by the report and revise [...] disclosure as appropriate." As indicated above, we believe that the confusion is relating to the wording of the disclosure contained in Item 8A of the Original
Filing (inadvertent overlapping disclosure of information required by Sections 307 and 308 of Regulation S-B). Accordingly, we believe that the amended disclosure set forth in Item 8A of the Form 10-KSB/A adequately addresses the issue raised in Section 2 of the Comment Letter.

3.	 In Section 3 of the Comment Letter, you suggested that the
language contained in Paragraph C of Item 8A in the Original Filing after the word "effective" in the phrase "effective in timely altering them to material information related to the Company required to be included in the Company's period SEC Filings" is superfluous. Please note such language is removed from Form 10-KSB/A.

4.	In Section 4 of the Comment Letter, you indicate that Section
308(c) of Regulation S-B requires "disclosure of any change that occurred during the quarter that materially affected, or is reasonably likely to materially affect, [the Company's] internal control over financial reporting." Please note that the revised language contained in Item
8A of Form 10-KSB/A addresses the concerns raised in Section 4 of the Comment Letter.

Financial Statements

Note 7. Related Party Transactions

5.	In Section 5 of the Comment Letter, you request that we disclose how the Company "account[s] for [its] 30.1% investment in F.K. Suzuki International, Inc." Please note that it is F.K. Suzuki International, Inc. who owns 30.1% of the outstanding common stock of the Company.
The Company is not a shareholder of F.K. Suzuki International, Inc. Please review the table contained in Note 7 to the Financial
Statements and provide further inquiry if additional explanation or clarification is necessary.

Exhibits 31.1 and 31.2

 6.	In Section 6 of the Comment Letter, you indicate several
instances of failure to strictly comply with the required language of Section 601(b)(31) of Regulation S-B. Please note that Exhibits
31.1 and 31.2 attached to Form 10-KSB/A include the changes you requested.

7.	We have made due note of your comments regarding our
previously filed quarterly reports and in the future will ensure that Exhibits 31.1 and 31.2 contain the wording specified in Section 601(b)(31) of Regulation S-K.

      We believe that we have adequately addressed all of your concerns raised in the Comment Letter. If you have further comments or questions, please do not hesitate to contact us.


							Sincerely,



							Lauane C. Addis



cc:  L. Mead
     F. Suzuki